Oct. 27, 2026
UBS International Sustainable Aware Equity Fund | UBS International Sustainable Aware Equity Fund - Class P2 Prospectus
Investment objective
The Fund seeks to maximize total return, consisting of capital appreciation and current income by investing primarily in the equity securities of non-US issuers.
Fees and expenses

These tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Shares of Class P2 are available for purchase on behalf of clients of a fee-based program or certain other advisory programs in which UBS Asset Management (Americas) LLC, the Fund’s investment advisor and administrator (“UBS AM (Americas)” or the “Advisor”) exercises investment discretion. Clients pay a wrap fee or a similar advisory fee to participate in such programs. Shares of Class P2 are also available for purchase on behalf of institutional clients with which the Advisor or its affiliates has signed a separate investment management agreement, pursuant to which such clients pay an advisory fee.

Shareholder fees (fees paid directly from your investment)
Class P2
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class P2
Management fees	0.80%
Distribution and/or service (12b‑1) fees	None
Other expenses[1,2]	0.46
Total annual fund operating expenses	1.26
Less management fee waiver/expense reimbursements[3]	1.00
Total annual fund operating expenses after management fee waiver/expense reimbursements[3]	0.26
[1]	“Other expenses” include “Acquired fund fees and expenses,” which were less than 0.01% of the average net assets of the Fund.
[2]	“Other expenses” include interest expense of 0.01%.
[3]

The Trust, with respect to the Fund, and the Advisor have entered into a written agreement pursuant to which the Advisor has agreed to (i) waive its management fees and retained administration fees, and (ii) reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, dividend expense and security loan fees for securities sold short, and extraordinary expenses, such as proxy-related expenses) to the extent necessary so that the Fund’s ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, dividend expense and security loan fees for securities sold short, and extraordinary expenses, such as proxy-related expenses) through the period ending October 28, 2027 do not exceed 0.25% for Class P2 shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses to the extent such reimbursement can be made during the three years following the period during which such fee waivers and expense reimbursements were made, provided that the reimbursement of the Advisor by the Fund will not cause the Fund to exceed the lesser of any applicable expense limit that is in place for the Fund (i) at the time of the waiver or reimbursement or (ii) at the time of the recoupment. The fee waiver/expense reimbursement agreement may be terminated by the Fund’s Board of Trustees at any time and also will terminate automatically upon the expiration or termination of the Fund’s advisory contract with the Advisor. Upon termination of the fee waiver/expense reimbursement agreement, however, UBS AM (Americas)’s three year recoupment rights will survive.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class P2	$27	$301	$595	$1,434

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal strategies

Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities. Investments in equity securities may include, but are not limited to, dividend-paying securities, common stock and preferred stock of issuers located throughout the world and equity securities of real estate investment trusts (“REITs”). Under normal market conditions, the Fund invests primarily (at least 65% of its total assets) in issuers organized or having their principal place of business outside the United States or doing a substantial amount of business outside the United States. Up to 35% of the Fund’s assets may be invested in US equity securities. The Fund may invest in issuers from both developed and emerging markets. The Fund’s investments may include investments in China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange, the Shenzhen Stock Exchange, and the Beijing Stock Exchange). The Fund may also invest in US- or Hong Kong-listed issuers that have entered into contractual relationships with a China-based business and/or individuals/entities affiliated with the business structured as a variable interest entity (“VIE”). In a VIE structure, instead of directly owning the equity interests in a Chinese company, the listed company has contractual arrangements with the Chinese entity (and/or related persons). These contractual arrangements are expected to provide the listed company (and investors in such company, such as the Fund) with exposure to the China-based company. These arrangements are often used because of Chinese governmental restrictions on non-Chinese ownership of companies in certain industries in China. The Advisor, on behalf of the Fund, intends to diversify broadly among countries, but reserves the right to invest a substantial portion of the Fund’s assets in one or more countries if economic and business conditions warrant such investments. The Fund may invest in stocks of companies of any size.

The Fund may, but is not required to, use exchange-traded or over-the-counter (“OTC”) derivative instruments for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, index or other market factor and may relate to stocks, bonds, interest rates, credit, currencies or currency exchange rates, commodities and related indices. The derivatives in which the Fund may invest include futures, forward currency agreements and equity participation notes. All of these derivatives may be used for risk management purposes to manage or adjust the risk profile of the Fund. Futures on currencies and forward currency agreements may also be used to hedge against a specific currency. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments (except for forward currency agreements); or to obtain exposure to certain markets (except for forward currency agreements). The Fund also may use futures contracts on equity securities and indices to gain market exposure on its uninvested cash. Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policy or provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.

Under certain market conditions, the Fund may invest in companies at the time of their initial public offering (“IPO”).

In pursuing its investment strategy and as a result of increased sector concentrations in the Fund’s benchmark, depending upon market and economic conditions, the Fund may have a significant degree of investments in securities of issuers within a single sector, including the financials sector.

Management process

The Advisor’s investment decisions are based upon price/value discrepancies as identified by the Advisor’s fundamental valuation process and material sustainability factors across environmental, social and governance (“ESG”) criteria.

In constructing the Fund’s portfolio, the Advisor employs a positive screening process to identify equity securities of companies that are attractive based on their fundamental valuation profile in addition to evaluating specific sustainability factors. In selecting securities for the Fund, the Advisor focuses on, among other things, identifying discrepancies between a security’s fundamental value and its market price. In this context, the fundamental value of a given security is the Advisor’s assessment of what a security is worth. The Advisor will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the Advisor bases its estimates of value upon country, economic, industry and company analysis, as well as upon a company’s management team, competitive advantage and core competencies. The Advisor then compares its assessment of a security’s value against the prevailing market prices, with the aim of constructing a portfolio of stocks across industries and countries with attractive relative price/value characteristics. Sustainability factors used by the Advisor in security selection are considered to be financially material factors that help the Advisor evaluate and compare the ESG performance relative to an investment’s industry and/or sector. This information is combined with additional financial analysis and research described above to identify companies the Advisor believes will provide attractively valued and sustainable investment opportunities.

In considering sustainability factors, the Advisor uses ESG tools such as an ESG materiality framework from the Sustainability Accounting Standards Board (SASB) to identify the most financially relevant factors, per sector, that can impact the investment thesis across different industry sectors. The universe of sustainability issues includes environmental factors such as global greenhouse gas emissions and wastewater management; social factors such as customer privacy and product safety; and governance factors such as critical and systemic risk management.

The Advisor also uses a proprietary risk tool to combine scores and data points from one or more reputable external research providers together with the UBS ESG Score to form the UBS Blended ESG Score. The Blended ESG Score is a normalized weighted average of ESG Score data from internal and recognized external providers (on a scale of 1‑10, with 10 having the best sustainability profile). In addition, absolute ESG risks such as poor corporate governance and high ESG controversy levels are included in the Advisor’s risk tool. Collectively, these inputs may lead to an ESG Risk Signal which flags companies with high ESG risks. The results of this analysis can then be incorporated into the Advisor’s portfolio allocations.

The individual investments in the Fund have a UBS Blended ESG Score (on a scale of 1‑10, with 10 having the best sustainability profile). The Fund’s sustainability profile is measured using the weighted average UBS Blended ESG score. The Fund seeks to maintain a sustainability profile, measured at the portfolio level, that is higher than its benchmark, the MSCI World ex-US Index, based on the Advisor’s framework. The Fund’s sustainability profile is measured against the benchmark’s profile and the corresponding results are calculated at least once a year. Because the Fund’s sustainability profile is assessed at the portfolio level, this means that individual investments may have a lower UBS Blended ESG Score than the sustainability profile of the Fund’s benchmark. The Fund’s sustainability profile calculation does not take account of cash and unrated investment instruments.

In addition, the Advisor excludes from the Fund’s portfolio companies that are involved in certain sectors and manufacture products or engage in business activities, or derive material revenue from certain sectors and busi‐

ness activities, that are viewed as having a negative social or environmental impact. Such products or business activities include certain controversial weapons, natural resource extraction activities, thermal coal power generation, and certain controversial behavior and business activities as well as the failure of a portfolio company to meet certain engagement objectives identified by the Advisor. Certain exclusions are subject to thresholds based on metrics such as revenue to determine the extent of a company’s involvement in the associated activity. The Advisor may modify the above list of negative screens at any time, without prior shareholder approval or notice.

Performance

Risk/return bar chart and table

The performance information that follows shows the Fund’s Class P2 performance information in a bar chart and an average annual total returns table.

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual‑fund-performance. Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b‑1 service and distribution fees, but Class P2 shares held through advisory programs may be subject to a program fee, advisory fee or other fees, which, if included, would have reduced performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class P2 shares’ after-tax returns shown.

Total return (Class P2)*

* 2021 is the Fund’s Class P2 shares’ first full year of operations
Total return January 1 - September 30, 2026: 9.37% Best quarter during calendar years shown—4Q 2022: 17.41% Worst quarter during calendar years shown—2Q 2022: (11.21)%
Average annual total returns (for the periods ended December 31, 2025)
Class (inception date)	1 year	5 years	Life of Class
Class P2 (10/30/20) Return before taxes	30.19%	7.94%	11.39%
Return after taxes on distributions	29.87	6.53	9.94
Return after taxes on distributions and sale of fund shares	18.54	5.94	8.79
MSCI World ex-US Index	31.85	9.46	13.16